UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Kennedy Capital
ESG SMID Cap Fund
Institutional Class/KESGX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Kennedy Capital ESG SMID Cap Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)	$86	0.82%
Management's Discussion of Fund Performance - 2025 KESGX
How did the Fund perform last year?
For the 12-month period ended December 31, 2025, the Kennedy ESG SMID Cap Fund (KESGX) returned 9.53%, compared to the Russell 2500 Index return of 11.91%.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
From an Industry exposure perspective, the Fund’s underweight position in Biotechnology and Pharmaceuticals combined to create an unfavorable 1.27% of relative performance.  This was partially offset by favorable relative performance generated by an overweight position in Industrials and an underweight position in Real Estate.
Regarding stock selection, the Fund was challenged in the Health Care sector, where selection had an unfavorable 2.24% impact compared to the index, and in Materials, where the selection impact was an unfavorable 0.94%.  Partially offsetting this performance was favorable stock selection in Information Technology (added 1.63%) and in Real Estate (added 0.23%).
The Fund’s biggest underperforming position in the year was Bath & Body Works, Inc. (ticker BBWI).  The company’s stock underperformed in 2025 as revenue growth was lackluster and turnaround efforts under a new CEO are expected to take some time to materialize.
The strongest single contributor to performance in 2025 was delivered by the Fund’s exposure to TriMas Corporation (ticker: TRS).  TRS is a multi-segment company with exposure to the specialty packaging and aerospace markets.  Strong performance from the aerospace division in particular resulted in share price appreciation in 2025.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)	9.53%	7.56%	10.32%
Russell 2500 Index	11.91%	7.26%	9.69%
Russell 3000 Index	17.15%	13.15%	14.93%
[1]	Institutional Class shares commenced operations on June 28, 2019.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.kennedycapital.com/esg-mutual-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$69,895,055
Total number of portfolio holdings	95
Total advisory fees paid (net)	$327,561
Portfolio turnover rate as of the end of the reporting period	57%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
TopBuild Corp.	2.0%
TD SYNNEX Corp.	1.7%
ICU Medical, Inc.	1.7%
Valmont Industries, Inc.	1.7%
AtriCure, Inc.	1.7%
Mercury Systems, Inc.	1.6%
Thermon Group Holdings, Inc.	1.6%
Stifel Financial Corp.	1.6%
Teledyne Technologies, Inc.	1.6%
Onto Innovation, Inc.	1.5%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Kennedy Capital
Small Cap Growth Fund
Institutional Class/KGROX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Kennedy Capital Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)	$93	0.89%
Management's Discussion of Fund Performance - 2025 KGROX
How did the Fund Perform last year?
For the 12-month period ended December 31, 2025, the Kennedy Small Cap Growth Fund (KGROX) returned 8.56%, compared to the Russell 2000 Growth (R2G) return of 13.01%.
What affected the Fund’s performance?
From a sector perspective, relative performance was impacted by negative results in Industrials (-368 basis points), Financials (-129 basis points), Materials (-101 basis points), and Energy (-16 basis points). While Consumer Discretionary (+183 basis points), Communications Services (+31 basis points), Information Technology (+14 basis points) and Consumer Staples (+11 basis points) sectors were the largest offsetting positive contributors to relative fund performance.
From a sector allocation perspective, the Fund suffered from both its underweight in Health Care and overweight in Consumer Discretionary and Information Technology.
The Fund’s aggregate stock selection was negative, led by poor relative performance in the Industrials sector. Industrials was the second-best absolute returning sector in the R2G, benefiting from significantly increased spending on data center construction and rising defense budgets. Unfortunately, while we were overweight both these macro opportunities and also had some good individual stock performances, we did not own the biggest individual name contributors in the index (e,g, Bloom Energy Corporation (BE) +291%, Kratos Defense & Security Systems (KTOS), +187%). In addition, we owned several services businesses that suffered from unique challenges, dragging down our overall results. The largest individual detractor within Industrials was ACV Auctions, Inc. (ACVA). ACVA operates a digital marketplace for wholesale vehicle transactions that is gaining market share due to their strong data and technological capabilities as dealers increasingly shift to online inventory purchasing. However, persistently weak industry volumes have become a headwind to scaling the business to its potential (digital platform has high operating leverage to volumes) at the same time that they continue to invest in growth (including via price) which dampened the earnings outlook.
TOP PERFORMANCE CONTRIBUTORS
- Comfort Systems USA, Inc. (FIX), a provider of mechanical and electrical services, returned 118% during the year.
- JFrog Ltd. (FROG), a software supply chain platform that provides visibility, security, and control for managing software updates, returned 112% during the year.
- Verona Pharma plc Sponsored ADR (VRNA), a developer of medicines for chronic lung conditions, returned 126% during the year.
TOP PERFORMANCE DETRACTORS
- Vertex, Inc. (VERX), a leading provider of tax compliance software solutions, declined 62% during the year.
- Shift4 Payments, Inc. (FOUR), a provider of payment acceptance and payment processing technology solutions, declined 39% during the year.
- ACV Auctions, Inc. (ACVA), an operator of a digital marketplace for wholesale vehicle transactions, declined 64% during the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $50,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $50,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)	8.56%	9.40%
Russell 2000 Growth Index	13.01%	10.96%
Russell 3000 Index	17.15%	15.34%
[1]	Institutional Class shares commenced operations on April 27, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.kennedycapital.com/kgrox-mutual-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$514,117
Total number of portfolio holdings	76
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
JFrog, Ltd.	3.4%
Comfort Systems USA, Inc.	3.3%
Chefs' Warehouse, Inc.	2.8%
MACOM Technology Solutions Holdings, Inc.	2.6%
MasTec, Inc.	2.6%
Planet Fitness, Inc. - Class A	2.6%
Globus Medical, Inc. - Class A	2.6%
Magnite, Inc.	2.5%
Boot Barn Holdings, Inc.	2.4%
Onto Innovation, Inc.	2.1%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Kennedy Capital
Small Cap Value Fund
Institutional Class/KVALX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Kennedy Capital Small Cap Value Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.kennedycapital.com/kvalx-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)	$92	0.89%
Management’s Discussion of Fund Performance – 2025 KVALX
SUMMARY OF RESULTS
For the 12-month period ended December 31, 2025, the Kennedy Small Cap Value Fund (KVALX) returned 6.42% (net of fees), compared to the Russell 2000 Value return of 12.59%. The Fund primarily invested in equity securities.
Stock selection was the largest driver of fund underperformance versus the Russell 2000 Value Benchmark, detracting 344 basis points.  Allocation effect was also a drag on relative performance, detracting 251 basis points.
At the sector level, relative fund performance experienced the largest headwinds within the Health Care (-255 basis points), Information Technology (-193 basis points), and Energy (-155 basis points) sectors.
On the positive side, stock selection in the Industrials (+324 basis points), Consumer Discretionary (+133 basis points), and Consumer Staples (+32 bps) sectors were the largest positive contributors to relative fund performance.
TOP PERFORMANCE CONTRIBUTORS
- IES Holdings, Inc., a leading service company that designs and installs electrical and technology systems across a variety of end markets, rose +84% during the year.
- Dana Incorporated (DAN), an auto supplier, rose 107% during the year.
- MKS Inc. (MKS), a solutions and equipment provider to semiconductor end markets, rose 58% during the year.
TOP PERFORMANCE DETRACTORS
- Atlas Energy Solutions Inc (AESI), an oilfield services company that provides frac sand logistics through a proprietary network, declined 55% during the year.
- Northern Oil and Gas, Inc. (NOG), an oil and gas producer, declined 38% during the year.
- Mesa Laboratories, Inc. (MLAB), a life sciences equipment company, declined 39% during the year.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)	6.42%	9.65%
Russell 2000 Value Index	12.59%	7.67%
Russell 3000 Index	17.15%	15.34%
[1]	Institutional Class shares commenced operations on April 27, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.kennedycapital.com/kvalx-mutual-fund/  for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,029,707
Total number of portfolio holdings	111
Total advisory fees paid (net)	$124,032
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
AZZ, Inc.	1.7%
Valmont Industries, Inc.	1.7%
Bank OZK	1.7%
Wintrust Financial Corp.	1.6%
Catalyst Pharmaceuticals, Inc.	1.5%
EnerSys	1.4%
1st Source Corp.	1.4%
Patrick Industries, Inc.	1.4%
QCR Holdings, Inc.	1.4%
National Bank Holdings Corp. - Class A	1.4%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/kvalx-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-855-955-9552

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Kennedy Capital ESG SMID Cap Fund Kennedy Capital Small Cap Growth Fund Kennedy Capital Small Cap Value Fund	FYE 12/31/2025	FYE 12/31/2024
(a)	Audit Fees	$43,500	$42,000
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$7,800	$7,500
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Kennedy Capital ESG SMID Cap Fund Kennedy Capital Small Cap Growth Fund Kennedy Capital Small Cap Value Fund	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Kennedy Capital ESG SMID Cap Fund Kennedy Capital Small Cap Growth Fund Kennedy Capital Small Cap Value Fund	FYE 12/31/2025	FYE 12/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Kennedy Capital ESG SMID Cap Fund

(Institutional Class: KESGX)

Kennedy Capital Small Cap Growth Fund

(Institutional Class: KGROX)

Kennedy Capital Small Cap Value Fund

(Institutional Class: KVALX)

ANNUAL FINANCIALS AND OTHER INFORMATION

December 31, 2025

Kennedy Capital ESG SMID Cap Fund

Kennedy Capital Small Cap Growth Fund

Kennedy Capital Small Cap Value Fund

Each a series of Investment Managers Series Trust II

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Kennedy Capital ESG SMID Cap Fund	1
Kennedy Capital Small Cap Growth Fund	5
Kennedy Capital Small Cap Value Fund	8
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets
Kennedy Capital ESG SMID Cap Fund	14
Kennedy Capital Small Cap Growth Fund	15
Kennedy Capital Small Cap Value Fund	16
Financial Highlights
Kennedy Capital ESG SMID Cap Fund	17
Kennedy Capital Small Cap Growth Fund	18
Kennedy Capital Small Cap Value Fund	19
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kennedy Capital Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.kennedycapital.com

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 98.7%
	CONSUMER DISCRETIONARY — 12.1%
7,177	Acushnet Holdings Corp.	$572,868
5,181	Boot Barn Holdings, Inc.*	914,291
1,367	Cavco Industries, Inc.*	807,542
5,531	Grand Canyon Education, Inc.*	919,861
2,133	Group 1 Automotive, Inc.	838,909
26,955	LKQ Corp.	814,041
4,879	Modine Manufacturing Co.*	651,395
7,493	SharkNinja, Inc. *,1	838,467
3,338	TopBuild Corp.*	1,392,580
1,760	Winmark Corp.	712,694
		8,462,648
	CONSUMER STAPLES — 2.6%
9,306	Post Holdings, Inc.*	921,760
12,069	U.S. Foods Holding Corp.*	909,037
		1,830,797
	FINANCIALS — 13.2%
3,560	Assurant, Inc.	857,426
15,964	Commerce Bancshares, Inc.	835,566
8,280	East West Bancorp, Inc.	930,589
2,310	LPL Financial Holdings, Inc.	825,063
7,661	Popular, Inc.[1]	953,948
7,402	Ryan Specialty Holdings, Inc.	382,165
5,268	Selective Insurance Group, Inc.	440,774
5,996	SouthState Corp.	564,284
8,733	Stifel Financial Corp.	1,093,546
11,186	Voya Financial, Inc.	833,245
50,656	Wealthfront Corp.*	688,415
5,837	Wintrust Financial Corp.	816,129
		9,221,150
	HEALTH CARE — 13.2%
17,503	Agios Pharmaceuticals, Inc.*	476,432
29,621	AtriCure, Inc.*	1,171,807
1,376	Chemed Corp.	588,735
5,761	Encompass Health Corp.	611,473
26,211	Enovis Corp.*	698,261
7,410	Globus Medical, Inc. - Class A*	646,967
9,721	Hologic, Inc.*	724,117
3,743	ICON PLC*,1	682,049
8,440	ICU Medical, Inc.*	1,204,135
2,295	Insmed, Inc.*	399,422
5,321	Integer Holdings Corp.*	417,326
4,504	Ionis Pharmaceuticals, Inc.*	356,311

1

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
81,415	Neogen Corp.*	$569,091
2,566	Neurocrine Biosciences, Inc.*	363,936
10,130	Newamsterdam Pharma Co. N.V.*,1	355,360
		9,265,422
	INDUSTRIALS — 29.0%
9,941	AAON, Inc.	758,001
4,299	Alamo Group, Inc.	721,673
15,345	Atmus Filtration Technologies, Inc.	796,559
8,430	Booz Allen Hamilton Holding Corp.	711,155
1,146	CACI International, Inc. - Class A*	610,600
1,806	Carlisle Cos., Inc.	577,667
6,308	Casella Waste Systems, Inc. - Class A*	617,806
4,190	Crane Co.	772,762
4,888	EnerSys	717,314
8,044	Esab Corp.	898,676
4,682	ESCO Technologies, Inc.	914,816
7,348	Franklin Electric Co., Inc.	701,954
3,850	Generac Holdings, Inc.*	525,025
5,441	ICF International, Inc.	464,117
5,480	ITT, Inc.	950,835
15,027	Mercury Systems, Inc.*	1,097,121
2,879	MSA Safety, Inc.	461,043
4,472	Oshkosh Corp.	561,817
6,328	Regal Rexnord Corp.	887,945
12,936	REV Group, Inc.	786,638
4,856	SPX Technologies, Inc.*	971,491
27,413	StandardAero, Inc.*	786,205
29,508	Thermon Group Holdings, Inc.*	1,096,517
2,958	Valmont Industries, Inc.	1,190,063
3,225	Woodward, Inc.	974,982
15,655	Zurn Elkay Water Solutions Corp.	727,801
		20,280,583
	INFORMATION TECHNOLOGY — 14.8%
27,857	Adeia, Inc.	480,533
23,833	Allegro MicroSystems, Inc.*	628,715
12,391	Applied Optoelectronics, Inc.*	431,950
4,723	Coherent Corp.*	871,724
1,337	CyberArk Software, Ltd.*,1	596,382
6,437	Descartes Systems Group, Inc.*,1	564,267
10,573	JFrog, Ltd.*,1	660,390
22,038	Netskope, Inc. - Class A*	386,547
6,520	Onto Innovation, Inc.*	1,029,247
2,972	OSI Systems, Inc.*	758,038

2

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
4,860	SPS Commerce, Inc.*	$433,172
8,147	TD SYNNEX Corp.	1,223,924
2,130	Teledyne Technologies, Inc.*	1,087,855
11,191	Trimble, Inc.*	876,815
7,049	Unity Software, Inc.*	311,354
		10,340,913
	MATERIALS — 7.1%
4,455	Avery Dennison Corp.	810,275
8,993	H.B. Fuller Co.	534,724
6,188	Knife River Corp.*	435,326
3,818	Quaker Chemical Corp.	524,250
3,114	Reliance, Inc.	899,541
8,528	RPM International, Inc.	886,912
23,756	TriMas Corp.	842,150
		4,933,178
	REAL ESTATE — 4.8%
16,009	First Industrial Realty Trust, Inc. - REIT	916,836
2,019	Jones Lang LaSalle, Inc.*	679,333
27,075	Kite Realty Group Trust - REIT	648,988
4,664	Mid-America Apartment Communities, Inc. - REIT	647,876
31,931	Xenia Hotels & Resorts, Inc. - REIT	451,504
		3,344,537
	UTILITIES — 1.9%
14,947	California Water Service Group	647,654
17,887	Essential Utilities, Inc.	686,145
		1,333,799
	TOTAL COMMON STOCKS
	(Cost $57,069,519)	69,013,027

Principal
Amount
	SHORT-TERM INVESTMENTS — 0.8%
$518,548	UMB Money Market Special, 2.71%[2]	518,548
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $518,548)	518,548

	TOTAL INVESTMENTS — 99.5%
	(Cost $57,588,067)	69,531,575
	Other Assets in Excess of Liabilities — 0.5%	363,480
	NET ASSETS — 100.0%	$69,895,055

3

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

4

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 108.5%
	COMMUNICATION SERVICES — 2.5%
792	Magnite, Inc.*	$12,854
	CONSUMER DISCRETIONARY — 13.8%
70	Boot Barn Holdings, Inc.*	12,353
125	Champion Homes, Inc.*	10,563
138	Dutch Bros, Inc. - Class A*	8,448
33	Installed Building Products, Inc.	8,560
124	Planet Fitness, Inc. - Class A*	13,450
355	Universal Technical Institute, Inc.*	9,276
35	Wingstop, Inc.	8,347
		70,997
	CONSUMER STAPLES — 2.8%
231	Chefs' Warehouse, Inc.*	14,398

	ENERGY — 1.0%
116	Solaris Energy Infrastructure, Inc.	5,333

	FINANCIALS — 9.5%
116	Axos Financial, Inc.*	9,994
227	Baldwin Insurance Group, Inc.*	5,455
594	BGC Group, Inc.	5,304
62	Coastal Financial Corp.*	7,105
31	PJT Partners, Inc. - Class A	5,183
147	Shift4 Payments, Inc. - Class A*	9,257
474	Wealthfront Corp.*	6,442
		48,740
	HEALTH CARE — 22.4%
648	Adaptive Biotechnologies Corp.*	10,523
62	Apogee Therapeutics, Inc.*	4,680
160	AtriCure, Inc.*	6,330
68	Avidity Biosciences, Inc.*	4,905
31	Axsome Therapeutics, Inc.*	5,662
159	Catalyst Pharmaceuticals, Inc.*	3,711
146	Edgewise Therapeutics, Inc.*	3,623
181	Enovis Corp.*	4,822
151	Globus Medical, Inc. - Class A*	13,184
37	Halozyme Therapeutics, Inc.*	2,490
45	ICU Medical, Inc.*	6,420
60	Ionis Pharmaceuticals, Inc.*	4,747
243	Nurix Therapeutics, Inc.*	4,610
11	OmniAb, Inc. Earnout Shares[1]	—
11	OmniAb, Inc. Earnout Shares[1]	—
84	Protagonist Therapeutics, Inc.*	7,336
97	Rapport Therapeutics, Inc.*	2,943

5

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
39	Rhythm Pharmaceuticals, Inc.*	$4,174
84	Scholar Rock Holding Corp.*	3,700
349	Surgery Partners, Inc.*	5,392
229	WaVe Life Sciences Ltd.*,2	3,893
236	Waystar Holding Corp.*	7,729
520	Xeris Biopharma Holdings, Inc.*	4,082
		114,956
	INDUSTRIALS — 28.6%
91	AAON, Inc.	6,939
81	Casella Waste Systems, Inc. - Class A*	7,933
18	Comfort Systems USA, Inc.	16,799
51	Crane Co.	9,406
98	Ducommun, Inc.*	9,323
57	Franklin Electric Co., Inc.	5,445
218	Leonardo DRS, Inc.	7,432
62	MasTec, Inc.*	13,477
132	Mercury Systems, Inc.*	9,637
105	Parsons Corp.*	6,489
41	Paylocity Holding Corp.*	6,252
24	Powell Industries, Inc.	7,651
47	Primoris Services Corp.	5,834
39	Standex International Corp.	8,474
20	Sterling Construction Co., Inc.*	6,125
235	Tetra Tech, Inc.	7,882
63	UFP Industries, Inc.	5,736
58	Willdan Group, Inc.*	6,012
		146,846
	INFORMATION TECHNOLOGY — 26.5%
209	Applied Optoelectronics, Inc.*	7,286
65	Astera Labs, Inc.*	10,813
21	Fabrinet*,2	9,561
455	Freshworks, Inc.*	5,574
62	Impinj, Inc. *	10,789
46	Insight Enterprises, Inc.*	3,748
132	Intapp, Inc.*	6,048
278	JFrog, Ltd.*,2	17,364
79	MACOM Technology Solutions Holdings, Inc.*	13,531
276	Mirion Technologies, Inc.*	6,464
306	Netskope, Inc. - Class A*	5,367
70	Onto Innovation, Inc.*	11,050
406	Penguin Solutions, Inc.*,2	7,941
263	SentinelOne, Inc. - Class A*	3,945
31	SiTime Corp.*	10,949

6

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
300	Vertex, Inc.*	$5,991
		136,421
	MATERIALS — 1.4%
102	Knife River Corp.*	7,176
	TOTAL COMMON STOCKS
	(Cost $407,196)	557,721

Principal Amount
	SHORT-TERM INVESTMENTS — 4.1%
$21,220	UMB Money Market Special, 2.71%[3]	21,220
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,220)	21,220

	TOTAL INVESTMENTS — 112.6%
	(Cost $428,416)	578,941
	Liabilities in Excess of Other Assets — (12.6)%	(64,824)
	NET ASSETS — 100.0%	$514,117

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	Foreign security denominated in U.S. Dollars.

[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

7

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 99.1%
	CONSUMER DISCRETIONARY — 10.5%
1,237	Abercrombie & Fitch Co. - Class A*	$155,701
9,796	Acushnet Holdings Corp.	781,917
36,197	Dana, Inc.	860,041
11,886	Green Brick Partners, Inc.*	744,777
2,087	Installed Building Products, Inc.	541,347
4,163	Johnson Outdoors, Inc. - Class A	176,719
11,068	Kontoor Brands, Inc.	676,144
3,791	Modine Manufacturing Co.*	506,136
8,627	Patrick Industries, Inc.	935,426
9,280	Polaris, Inc.	586,960
23,107	Upbound Group, Inc.	405,759
15,499	YETI Holdings, Inc.*	684,591
		7,055,518
	CONSUMER STAPLES — 0.9%
10,015	Chefs' Warehouse, Inc.*	624,235

	ENERGY — 5.2%
59,685	Atlas Energy Solutions, Inc. - Class A	562,233
16,013	HF Sinclair Corp.	737,879
39,613	Northern Oil & Gas, Inc.	850,491
32,719	Oil States International, Inc.*	221,507
22,138	Range Resources Corp.	780,586
18,521	SM Energy Co.	346,343
		3,499,039
	FINANCIALS — 26.1%
15,261	1st Source Corp.	953,660
16,696	Atlantic Union Bankshares Corp.	589,369
9,673	Axos Financial, Inc.*	833,426
24,194	Bank OZK	1,113,408
12,352	BankUnited, Inc.	550,529
18,674	Cadence Bank	799,994
13,598	ConnectOne Bancorp, Inc.	356,540
10,492	Enterprise Financial Services Corp.	566,568
13,724	Equity Bancshares, Inc. - Class A	612,777
16,460	Five Star Bancorp	588,939
12,165	Hamilton Insurance Group, Ltd. - Class B*,1	339,404
48,095	Heritage Commerce Corp.	577,621
30,738	Home BancShares, Inc.	853,902
6,657	Jackson Financial, Inc. - Class A	709,969
7,625	Lakeland Financial Corp.	435,082
24,134	National Bank Holdings Corp. - Class A	917,333
32,927	Old Second Bancorp, Inc.	642,076
23,243	Origin Bancorp, Inc.	874,169

8

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,055	Piper Sandler Cos.	$698,104
9,559	Preferred Bank	902,656
11,192	QCR Holdings, Inc.	932,294
8,614	Selective Insurance Group, Inc.	720,733
9,573	Texas Capital Bancshares, Inc.*	866,739
7,481	Wintrust Financial Corp.	1,045,993
		17,481,285
	HEALTH CARE — 9.9%
67,491	AdaptHealth Corp.*	672,210
6,317	Addus HomeCare Corp.*	678,383
30,219	ADMA Biologics, Inc.*	551,195
6,810	ANI Pharmaceuticals, Inc.*	537,581
42,700	Catalyst Pharmaceuticals, Inc.*	996,618
11,785	Corcept Therapeutics, Inc.*	410,118
12,693	Halozyme Therapeutics, Inc.*	854,239
4,048	ICU Medical, Inc.*	577,528
6,808	LeMaitre Vascular, Inc.	552,129
6,925	Mesa Laboratories, Inc.	543,612
15,791	Simulations Plus, Inc.*	287,870
		6,661,483
	INDUSTRIALS — 21.1%
1,279	Acuity, Inc.	460,491
5,090	Alamo Group, Inc.	854,458
2,185	Applied Industrial Technologies, Inc.	561,043
13,159	Astec Industries, Inc.	570,048
3,391	Astronics Corp.*	183,928
10,960	AZZ, Inc.	1,174,693
21,914	DNOW, Inc.*	290,361
8,048	Enerpac Tool Group Corp. - Class A	307,756
6,626	EnerSys	972,366
3,318	Enpro, Inc.	710,483
38,086	Gates Industrial Corp. PLC*,1	817,706
12,058	Gibraltar Industries, Inc.*	596,148
13,702	Helios Technologies, Inc.	732,920
2,014	ICF International, Inc.	171,794
1,620	IES Holdings, Inc.*	630,212
38,785	Manitowoc Co., Inc.*	465,032
10,736	Mercury Systems, Inc.*	783,835
5,224	Oshkosh Corp.	656,291
20,908	Resideo Technologies, Inc.*	734,289
19,123	RXO, Inc.*	241,715
3,752	Simpson Manufacturing Co., Inc.	605,835
5,256	UFP Industries, Inc.	478,559

9

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,863	Valmont Industries, Inc.	$1,151,842
		14,151,805
	INFORMATION TECHNOLOGY — 6.5%
6,531	Axcelis Technologies, Inc.*	524,701
6,224	Belden, Inc.	725,407
8,330	Diodes, Inc.*	411,002
23,608	Ichor Holdings, Ltd.*,1	435,095
3,060	Insight Enterprises, Inc.*	249,298
5,107	MKS, Inc.	816,099
3,738	Plexus Corp.*	549,486
14,817	Progress Software Corp.*	636,538
		4,347,626
	MATERIALS — 5.1%
2,762	Eagle Materials, Inc.	570,850
14,400	H.B. Fuller Co.	856,224
4,017	Hawkins, Inc.	570,655
23,812	Hecla Mining Co.	456,952
3,263	Materion Corp.	405,656
3,796	Quaker Chemical Corp.	521,229
		3,381,566
	REAL ESTATE — 9.5%
24,113	American Assets Trust, Inc. - REIT	456,459
33,116	Americold Realty Trust - REIT	425,872
26,697	Community Healthcare Trust, Inc. - REIT	438,365
12,647	COPT Defense Properties - REIT	351,586
19,573	Cousins Properties, Inc. - REIT	504,592
41,839	Cushman & Wakefield PLC - REIT*,1	677,373
9,704	Essential Properties Realty Trust, Inc. - REIT	287,821
14,854	First Industrial Realty Trust, Inc. - REIT	850,688
28,461	Kite Realty Group Trust - REIT	682,210
6,438	Lineage, Inc. - REIT	225,330
16,735	Phillips Edison & Co., Inc. - REIT	595,264
8,301	PotlatchDeltic Corp. - REIT	330,214
17,948	UMH Properties, Inc. - REIT	285,553
19,448	Xenia Hotels & Resorts, Inc. - REIT	274,995
		6,386,322
	UTILITIES — 4.3%
9,038	American States Water Co.	655,074
14,670	Avista Corp.	565,382
6,788	IDACORP, Inc.	859,089

10

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
20,618	UGI Corp.	$771,732
		2,851,277
	TOTAL COMMON STOCKS
	(Cost $63,342,086)	66,440,156
	EXCHANGE-TRADED FUNDS — 0.3%
1,061	iShares Russell 2000 Value ETF	192,264
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $175,828)	192,264

Principal Amount
	SHORT-TERM INVESTMENTS — 1.8%
$1,224,536	UMB Money Market Special, 2.71%[2]	1,224,536
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,224,536)	1,224,536

	TOTAL INVESTMENTS — 101.2%
	(Cost $64,742,450)	67,856,956
	Liabilities in Excess of Other Assets — (1.2)%	(827,249)
	NET ASSETS — 100.0%	$67,029,707

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

11

Kennedy Capital Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2025

	Kennedy Capital ESG	Kennedy Capital Small	Kennedy Capital Small
	SMID Cap Fund	Cap Growth Fund	Cap Value Fund
Assets:
Investments, at value (cost $57,588,067, $428,416 and $64,742,450, respectively)	$69,531,575	$578,941	$67,856,956
Receivables:
Investment securities sold	1,589,267	-	-
Fund shares sold	43,464	-	88
Dividends and interest	29,425	59	77,276
Due from Advisor	-	9,978	-
Prepaid expenses	7,351	2,848	3,396
Total assets	71,201,082	591,826	67,937,716

Liabilities:
Payables:
Investment securities purchased	990,472	-	763,305
Fund shares redeemed	196,629	-	25,050
Offering costs - Advisor	-	16,685	16,685
Advisory fees	40,315	-	33,902
Fund administration and accounting fees	13,395	12,734	12,728
Transfer agent fees and expenses	5,720	2,433	2,687
Custody fees	1,904	1,657	3,406
Trustees' deferred compensation (Note 3)	28,401	14,592	15,045
Auditing fees	18,811	17,350	17,350
Legal fees	2,741	4,236	3,691
Trustees' fees and expenses	984	613	789
Chief Compliance Officer fees	326	1,934	2,452
Accrued other expenses	6,329	5,475	10,919
Total liabilities	1,306,027	77,709	908,009
Commitments and contingencies (Note 3)
Net Assets	$69,895,055	$514,117	$67,029,707

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$57,662,500	$371,351	$63,644,100
Total distributable earnings (accumulated deficit)	12,232,555	142,766	3,385,607
Net Assets	$69,895,055	$514,117	$67,029,707

Maximum Offering Price per Share:
Institutional Class:
Net assets applicable to shares outstanding	$69,895,055	$514,117	$67,029,707
Shares of beneficial interest issued and outstanding	4,198,658	39,888	5,371,209
Net asset value, offering and redemption price per share	$16.65	$12.89	$12.48

See accompanying Notes to Financial Statements.

12

Kennedy Capital Funds

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	Kennedy Capital ESG SMID Cap Fund	Kennedy Capital Small Cap Growth Fund	Kennedy Capital Small Cap Value Fund
Investment income:
Dividends	$602,518	$765	$611,260
Interest	97,901	742	29,319
Total investment income	700,419	1,507	640,579

Expenses:
Advisory fees	497,922	4,083	310,341
Fund administration and accounting fees	102,780	91,602	95,197
Transfer agent fees and expenses	24,194	11,952	15,115
Custody fees	10,228	10,945	17,671
Registration fees	25,525	17,440	18,805
Auditing fees	17,732	17,954	16,954
Trustees' fees and expenses	10,885	11,877	11,143
Chief Compliance Officer fees	8,200	8,185	9,122
Legal fees	7,458	4,751	8,930
Shareholder reporting fees	6,489	9,041	7,414
Insurance fees	2,695	2,265	2,414
Miscellaneous	645	3,792	10,036
Total expenses	714,753	193,887	523,142
Advisory fees recovered (waived)	(170,361)	(4,083)	(186,309)
Other expenses reimbursed	-	(185,369)	-
Net expenses	544,392	4,435	336,833
Net investment income (loss)	156,027	(2,928)	303,746

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	3,864,644	64,566	1,593,303
Net change in unrealized appreciation (depreciation) on investments	2,266,939	(19,598)	404,865
Net realized and unrealized gain (loss)	6,131,583	44,968	1,998,168

Net Increase (Decrease) in Net Assets from Operations	$6,287,610	$42,040	$2,301,914

See accompanying Notes to Financial Statements.

13

Kennedy Capital ESG SMID Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$156,027	$112,064
Net realized gain (loss) on investments	3,864,644	2,000,800
Net change in unrealized appreciation (depreciation) on investments	2,266,939	3,364,411
Net increase (decrease) in net assets resulting from operations	6,287,610	5,477,275

Distributions to Shareholders:
Institutional Class	(3,522,075)	(116,586)
Total distributions to shareholders	(3,522,075)	(116,586)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	6,816,977	6,706,991
Reinvestment of distributions:
Institutional Class	3,397,338	92,104
Cost of shares redeemed:
Institutional Class	(7,014,640)	(5,972,954)
Net increase (decrease) in net assets from capital transactions	3,199,675	826,141

Total increase (decrease) in net assets	5,965,210	6,186,830

Net Assets:
Beginning of period	63,929,845	57,743,015
End of period	$69,895,055	$63,929,845

Capital Share Transactions:
Shares sold:
Institutional Class	417,905	440,722
Shares reinvested:
Institutional Class	197,176	5,434
Shares redeemed:
Institutional Class	(420,581)	(387,627)
Net increase (decrease) in capital share transactions	194,500	58,529

See accompanying Notes to Financial Statements.

14

Kennedy Capital Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(2,928)	$(2,870)
Net realized gain (loss) on investments	64,566	(533)
Net change in unrealized appreciation (depreciation) on investments	(19,598)	90,494
Net increase (decrease) in net assets resulting from operations	42,040	87,091

Distributions to Shareholders:
Institutional Class	(28,498)	(5,587)
Total distributions to shareholders	(28,498)	(5,587)

Capital Transactions:
Reinvestment of distributions:
Institutional Class	28,498	5,587
Cost of shares redeemed:
Institutional Class	(169,104)	-
Net increase (decrease) in net assets from capital transactions	(140,606)	5,587

Total increase (decrease) in net assets	(127,064)	87,091

Net Assets:
Beginning of period	641,181	554,090
End of period	$514,117	$641,181

Capital Share Transactions:
Shares reinvested:
Institutional Class	2,119	419
Shares redeemed:
Institutional Class	(13,347)	-
Net increase (decrease) in capital share transactions	(11,228)	419

See accompanying Notes to Financial Statements.

15

Kennedy Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$303,746	$173,578
Net realized gain (loss) on investments	1,593,303	1,693,566
Net change in unrealized appreciation (depreciation) on investments	404,865	803,466
Net increase (decrease) in net assets resulting from operations	2,301,914	2,670,610

Distributions to Shareholders:
Institutional Class	(2,379,120)	(1,218,326)
Total distributions to shareholders	(2,379,120)	(1,218,326)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	45,519,537	5,316,745
Reinvestment of distributions:
Institutional Class	2,372,238	1,207,934
Cost of shares redeemed:
Institutional Class	(3,597,993)	(406,674)
Net increase (decrease) in net assets from capital transactions	44,293,782	6,118,005

Total increase (decrease) in net assets	44,216,576	7,570,289

Net Assets:
Beginning of period	22,813,131	15,242,842
End of period	$67,029,707	$22,813,131

Capital Share Transactions:
Shares sold:
Institutional Class	3,601,955	465,120
Shares reinvested:
Institutional Class	182,060	92,633
Shares redeemed:
Institutional Class	(292,484)	(31,327)
Net increase (decrease) in capital share transactions	3,491,531	526,426

See accompanying Notes to Financial Statements.

16

FINANCIAL HIGHLIGHTS

Kennedy Capital ESG SMID Cap Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.97	$14.63	$12.59	$15.39	$13.11
Income from Investment Operations:
Net investment income (loss)[1]	0.04	0.03	0.05	- [2]	(0.01)
Net realized and unrealized gain (loss)	1.51	1.34	2.03	(2.74)	3.31
Total from investment operations	1.55	1.37	2.08	(2.74)	3.30

Less Distributions:
From net investment income	(0.05)	(0.03)	(0.04)	(0.01)	-
From net realized gain	(0.82)	-	-	(0.05)	(1.02)
Total distributions	(0.87)	(0.03)	(0.04)	(0.06)	(1.02)
Net asset value, end of period	$16.65	$15.97	$14.63	$12.59	$15.39

Total return[3]
	9.53%	9.35%	16.56%	(17.82)%	25.47%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$69,895	$63,930	$57,743	$38,891	$13,327

Ratio of expenses to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	1.08%	1.17%[4]	1.28%	1.52%	2.49%
After fees waived and expenses absorbed/recovered	0.82%	0.82%[4]	0.82%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	(0.02)%	(0.16)%	(0.08)%	(0.71)%	(1.75)%
After fees waived and expenses absorbed/recovered	0.24%	0.19%	0.38%	(0.01)%	(0.08)%

Portfolio turnover rate	57%	59%	58%	50%	87%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	If excise tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.

See accompanying Notes to Financial Statements.

17

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Growth Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period April 27, 2022* through December 31,
	2025	2024	2023	2022
Net asset value, beginning of period	$12.54	$10.93	$9.42	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.06)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	1.17	1.78	1.58	(0.45)
Total from investment operations	1.10	1.72	1.55	(0.49)

Less Distributions:
From net investment income	(0.05)	(0.11)	(0.04)	(-)[2]
From net realized gain	(0.70)	-	-	(0.09)
Total distributions	(0.75)	(0.11)	(0.04)	(0.09)
Net asset value, end of period	$12.89	$12.54	$10.93	$9.42

Total return[3]	8.56%	15.68%	16.53%	(4.89)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$514	$641	$554	$475

Ratio of expenses to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	38.92%	32.66%[5]	33.44%	37.88%[6]
After fees waived and expenses absorbed/recovered	0.89%	0.89%[5]	0.89%	0.89%[6]
Ratio of net investment income (loss) to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	(38.62)%	(32.25)%	(32.82)%	(37.59)%[6]
After fees waived and expenses absorbed/recovered	(0.59)%	(0.48)%	(0.27)%	(0.60)%[6]

Portfolio turnover rate	38%	44%	37%	17%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	If excise tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[6]	Annualized.

See accompanying Notes to Financial Statements.

18

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Value Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period April 27, 2022* through December 31,
	2025	2024	2023	2022
Net asset value, beginning of period	$12.14	$11.26	$9.84	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.10	0.10	0.12	0.08
Net realized and unrealized gain (loss)	0.70	1.47	1.50	(0.11)
Total from investment operations	0.80	1.57	1.62	(0.03)

Less Distributions:
From net investment income	(0.06)	(0.11)	(0.09)	(0.03)
From net realized gain	(0.40)	(0.58)	(0.11)	(0.10)
Total distributions	(0.46)	(0.69)	(0.20)	(0.13)
Net asset value, end of period	$12.48	$12.14	$11.26	$9.84

Total return[2]	6.42%	13.54%	16.55%	(0.34)%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$67,030	$22,813	$15,243	$5,615

Ratio of expenses to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	1.38%	1.84%[4]	2.41%	10.08%[5]
After fees waived and expenses absorbed/recovered	0.89%	0.89%[4]	0.89%	0.89%[5]
Ratio of net investment income (loss) to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	0.31%	(0.09)%	(0.37)%	(8.06)%[5]
After fees waived and expenses absorbed/recovered	0.80%	0.86%	1.15%	1.13%[5]

Portfolio turnover rate	42%	49%	50%	220%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	If excise tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[5]	Annualized.

See accompanying Notes to Financial Statements.

19

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1 – Organization

Kennedy Capital ESG SMID Cap Fund (the “ESG SMID Cap Fund”), Kennedy Capital Small Cap Growth Fund (the “Small Cap Growth Fund”), and Kennedy Capital Small Cap Value Fund (the “Small Cap Value Fund”) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Kennedy Capital ESG SMID Cap Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on June 28, 2019. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Growth Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Value Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

With regards to the ESG SMID Cap Fund, the Small Cap Growth Fund, and the Small Cap Value Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is a party to the expense limitation agreement as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

20

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds’ might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds’ must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

21

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the years ended December 31, 2022 through December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically in December. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Kennedy Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets of the Institutional Class shares. This agreement is in effect until April 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class:

	Investment
	Advisory
	Fees	Institutional Class
ESG SMID Cap Fund	0.75%	0.82%
Small Cap Growth Fund	0.82%	0.89%
Small Cap Value Fund	0.82%	0.89%

22

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

For the year ended December 31, 2025, the Advisor waived its advisory fees and absorbed other expenses totaling $170,361, $189,452, and $186,309 for the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At December 31, 2025, the amount of these potentially recoverable expenses was $591,342, $544,756, and $543,862 for the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund
2026	$207,238	$163,915	$165,287
2027	213,743	191,389	192,266
2028	170,361	189,452	186,309
Total	$591,342	$544,756	$543,862

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2025, are reported on the Statements of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended December 31, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and will be disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income will be included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended December 31, 2025 are reported on the Statements of Operations.

23

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Note 4 – Federal Income Taxes

At December 31, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund

Cost of investments	$57,634,017	$429,315	$64,874,723

Gross unrealized appreciation	$14,653,596	$176,806	$6,905,171
Gross unrealized depreciation	(2,756,038)	(27,180)	(3,922,938)
Net unrealized appreciation (depreciation) on investments	$11,897,558	$149,626	$2,982,233

The difference between cost amounts for financial statements and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings as follows:

Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Loss)
ESG SMID Cap Fund	$-	$-
Small Cap Growth Fund	-	-
Small Cap Value Fund	-	-

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund

Undistributed ordinary income	$-	$2,283	$197,761
Undistributed long-term gains	363,398	5,449	220,658
Tax accumulated earnings	393,398	7,732	418,419

Accumulated capital and other losses	-	-	-

Unrealized appreciation (depreciation) on investments	11,897,558	149,626	2,982,233
Unrealized deferred compensation	(28,401)	(14,592)	(15,045)

Total accumulated earnings (deficit)	$12,232,555	$142,766	$3,385,607

24

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

As of December 31, 2025, the Funds had net capital loss carryovers as follows:

Not Subject to Expiration
	Short-Term	Long-Term
ESG SMID Cap Fund	$-	$-
Small Cap Growth Fund	-	-
Small Cap Value Fund	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of the distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	ESG SMID Cap Fund		Small Cap Growth Fund		Small Cap Value Fund
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary income	$332,988	$116,586	$5,431	$5,587	$593,730	$418,772
Long-term capital gains	3,189,087	-	23,067	-	1,785,390	799,554
Total distributions paid	$3,522,075	$116,586	$28,498	$5,587	$2,379,120	$1,218,326

Note 5 – Investment Transactions

For the year ended December 31, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
ESG SMID Cap Fund	$37,997,439	$36,709,566
Small Cap Growth Fund	203,349	362,852
Small Cap Value Fund	57,572,128	15,385,580

Note 6 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Rule 12b-1 plan with respect to its Investor Class shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Investor Class shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Investor Class shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. As of December 31, 2025, the Investor Class shares had not commenced operations. Institutional Class shares are not subject to any distribution or service fees under the plan.

25

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

26

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

ESG SMID Cap Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$69,013,027	$-	$-	$69,013,027
Short-Term Investments	518,548	-	-	518,548
Total Assets	$69,531,575	$-	$-	$69,531,575

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks
Communication Services	$12,854	$-	$-	$12,854
Consumer Discretionary	70,997	-	-	70,997
Consumer Staples	14,398	-	-	14,398
Energy	5,333	-	-	5,333
Financials	48,740	-	-	48,740
Health Care	114,956	-	0	114,956
Industrials	146,846	-	-	146,846
Information Technology	136,421	-	-	136,421
Materials	7,176	-	-	7,176
Short-Term Investments	21,220	-	-	21,220
Total Assets	$578,941	$-	$0	$578,941

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund held Level 3 securities valued at zero at period end.

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$66,440,156	$-	$-	$66,440,156
Exchange-Traded Funds	192,264	-	-	192,264
Short-Term Investments	1,224,536	-	-	1,224,536
Total Assets	$67,856,956	$-	$-	$67,856,956

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.
27

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Small Cap Growth Fund
Beginning balance December 31, 2024	$0
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Return of Capital	-
Net sales	-
Balance as of December 31, 2025	$0

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

Small Cap Growth Fund
Asset Class	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Common Stock	$0	Market Approach	Discount for lack of marketability	$0	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10- New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures.

28

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust II and

Shareholders of Kennedy Capital Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Kennedy Capital ESG SMID Cap Fund, Kennedy Capital Small Cap Growth Fund, Kennedy Capital Small Cap Value Fund (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of December 31, 2025, the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Kennedy Capital ESG SMID Cap Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
Kennedy Capital Small Cap Growth Fund and Kennedy Capital Small Cap Value Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025 and for the period April 27, 2022 (commencement of operations) through December 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

30

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2026

31

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Insert 15c report, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	3/9/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/9/2026